Impairment Charges (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Disclosure [Line Items]
Asset Impairment Charges	$ 22,962	$ 10,473	$ 15,381
Continuing Operations:
Impairment Disclosure [Line Items]
Asset Impairment Charges	9,910	(1,159)	2,534
Continuing Operations: | Operating Expense
Impairment Disclosure [Line Items]
Asset Impairment Charges	0	(1,365)	1,140
Discontinued Operations:
Impairment Disclosure [Line Items]
Asset Impairment Charges	22,962	11,838	14,241
Real Estate | Continuing Operations: | Operating Expense
Impairment Disclosure [Line Items]
Asset Impairment Charges	0	243
Net Investments In Direct Financing Lease | Continuing Operations: | Operating Expense
Impairment Disclosure [Line Items]
Asset Impairment Charges		(1,608)	1,140
Equity Investments in Real Estate | Continuing Operations:
Impairment Disclosure [Line Items]
Asset Impairment Charges	9,910	206	1,394
Total Assets
Impairment Disclosure [Line Items]
Asset Impairment Charges	$ 32,872	$ 10,679	$ 16,775